Schedule of Investments (unaudited)	iShares® MSCI Eurozone ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.6%
Erste Group Bank AG	329,035	$13,477,023
OMV AG	173,018	9,869,717
Raiffeisen Bank International AG	174,780	4,143,945
Verbund AG	80,105	7,319,840
voestalpine AG	136,442	6,137,868
		40,948,393
Belgium — 2.6%
Ageas SA/NV	204,774	13,342,470
Anheuser-Busch InBev SA/NV	895,037	66,929,866
Elia Group SA/NV	36,295	3,873,987
Etablissements Franz Colruyt NV	64,934	3,939,867
Groupe Bruxelles Lambert SA	132,846	15,005,785
KBC Group NV	294,112	23,969,586
Proximus SADP	178,918	3,620,324
Sofina SA	18,344	7,588,286
Solvay SA	87,264	11,736,541
UCB SA	148,716	13,850,568
Umicore SA	230,261	13,760,841
		177,618,121
Finland — 3.1%
Elisa OYJ	167,775	9,872,502
Fortum OYJ	523,048	14,860,326
Kesko OYJ, Class B	322,190	11,103,618
Kone OYJ, Class B	398,352	32,117,085
Neste OYJ	496,242	32,609,530
Nokia OYJ(a)	6,349,095	32,881,959
Orion OYJ, Class B	125,155	5,368,703
Sampo OYJ, Class A	585,842	27,230,938
Stora Enso OYJ, Class R	685,770	11,965,944
UPM-Kymmene OYJ	626,262	23,784,625
Wartsila OYJ Abp	559,236	7,523,724
		209,318,954
France — 33.6%
Accor SA(a)	200,460	8,017,201
Aeroports de Paris(a)	34,696	4,788,226
Air Liquide SA	556,412	94,301,352
Airbus SE(a)	690,827	89,638,886
Alstom SA(a)	327,025	18,310,226
Amundi SA(b)	72,373	6,411,671
Arkema SA	72,802	9,557,041
Atos SE	116,355	7,767,051
AXA SA	2,272,612	62,642,101
BioMerieux	48,388	5,544,002
BNP Paribas SA	1,321,270	89,948,344
Bollore SA	1,038,353	5,402,554
Bouygues SA	268,767	10,926,296
Bureau Veritas SA(a)	346,545	10,625,911
Capgemini SE	187,809	34,908,786
Carrefour SA	715,562	14,577,160
Cie. de Saint-Gobain(a)	594,878	39,700,526
Cie. Generale des Etablissements Michelin SCA	198,686	30,415,253
CNP Assurances	204,391	3,694,349
Covivio	60,663	5,698,793
Credit Agricole SA	1,366,129	20,309,798
Danone SA	766,223	54,470,474
Dassault Aviation SA	2,946	3,684,918
Dassault Systemes SE	154,767	35,453,637
Edenred	289,571	15,686,339
Security	Shares	Value

France (continued)
Eiffage SA	97,868	$10,770,144
Electricite de France SA	562,166	7,827,972
Engie SA	2,145,459	31,759,440
EssilorLuxottica SA	335,187	57,912,294
Eurazeo SE	46,595	4,147,856
Eurofins Scientific SE(a)	156,637	16,855,950
Faurecia SE(a)	105,260	5,663,399
Faurecia SE(a)	32,562	1,749,743
Gecina SA	54,035	8,591,026
Getlink SE	520,308	8,297,664
Hermes International	37,202	52,216,519
Iliad SA	17,644	2,920,567
Ipsen SA	44,424	4,481,320
Kering SA	88,112	80,638,876
Klepierre SA	244,408	7,035,646
La Francaise des Jeux SAEM(b)	112,574	6,384,280
Legrand SA	313,433	32,725,137
L’Oreal SA	295,936	132,804,105
LVMH Moet Hennessy Louis Vuitton SE	326,103	259,705,405
Natixis SA(a)	1,122,490	5,544,478
Orange SA	2,340,150	29,675,329
Orpea SA(a)	60,656	7,572,226
Pernod Ricard SA	245,557	53,898,573
Publicis Groupe SA	261,312	17,663,684
Remy Cointreau SA	26,993	5,623,198
Renault SA(a)	227,059	9,342,119
Safran SA	401,483	59,847,321
Sanofi	1,330,968	140,801,808
Sartorius Stedim Biotech	32,294	13,943,266
Schneider Electric SE	632,803	99,776,000
SCOR SE(a)	188,207	6,106,166
SEB SA	32,588	6,047,207
Societe Generale SA	950,066	30,368,050
Sodexo SA(a)	104,529	10,083,068
Suez SA	405,613	9,867,051
Teleperformance	68,844	26,385,643
Thales SA	124,359	12,696,767
TOTAL SE	2,934,689	136,014,927
Ubisoft Entertainment SA(a)	109,389	7,964,494
Unibail-Rodamco-Westfield(a)	147,564	12,813,960
Valeo SA	270,828	8,813,300
Veolia Environnement SA	633,024	19,820,750
Vinci SA	625,347	70,719,625
Vivendi SE	847,124	30,666,108
Wendel SE	31,911	4,439,763
Worldline SA(a)(b)	279,094	26,598,449
		2,278,061,568
Germany — 25.7%
adidas AG	223,648	81,288,670
Allianz SE, Registered	484,301	127,253,087
Aroundtown SA	1,179,462	9,862,068
BASF SE	1,078,893	87,685,478
Bayer AG, Registered	1,154,006	72,490,266
Bayerische Motoren Werke AG	388,000	40,948,290
Bechtle AG	32,265	6,191,811
Beiersdorf AG	118,470	13,978,745
Brenntag SE	181,572	17,065,388
Carl Zeiss Meditec AG, Bearer	47,614	8,803,065
Commerzbank AG(a)	1,183,568	9,516,934
Continental AG(a)	129,152	19,029,645

Schedule of Investments (unaudited) (continued)	iShares® MSCI Eurozone ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Covestro AG(b)	225,328	$15,738,865
Daimler AG, Registered	1,005,349	93,221,526
Delivery Hero SE(a)(b)	184,462	25,235,362
Deutsche Bank AG, Registered(a)	2,427,739	36,123,685
Deutsche Boerse AG	222,692	36,291,134
Deutsche Lufthansa AG, Registered(a)(c)	358,981	4,669,514
Deutsche Post AG, Registered	1,164,370	79,162,079
Deutsche Telekom AG, Registered	3,907,093	80,886,600
Deutsche Wohnen SE	401,558	25,546,920
E.ON SE	2,638,114	31,784,239
Evonik Industries AG	247,778	8,829,980
Fresenius Medical Care AG & Co. KGaA	241,176	19,198,133
Fresenius SE & Co. KGaA	490,282	26,347,394
GEA Group AG	181,525	7,933,416
Hannover Rueck SE	70,379	12,275,200
HeidelbergCement AG	174,933	15,907,652
HelloFresh SE(a)	194,019	17,663,840
Henkel AG & Co. KGaA	122,349	12,034,523
Infineon Technologies AG	1,534,003	62,123,777
KION Group AG	85,086	9,064,619
Knorr-Bremse AG	85,519	10,599,705
LANXESS AG	98,381	7,345,951
LEG Immobilien SE	84,183	12,303,729
Merck KGaA	151,450	27,215,598
MTU Aero Engines AG	62,482	16,049,049
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	164,567	47,378,825
Nemetschek SE	68,786	5,065,725
Puma SE	114,508	13,087,593
Rational AG	6,078	5,453,116
RWE AG	753,288	28,312,868
SAP SE	1,226,605	169,354,555
Scout24 AG(b)	105,573	8,544,579
Siemens AG, Registered	898,609	145,024,495
Siemens Healthineers AG(b)	315,709	17,659,785
Symrise AG	151,125	19,962,321
TeamViewer AG(a)(b)	190,136	7,501,515
Telefonica Deutschland Holding AG	1,229,015	3,349,299
Uniper SE	119,367	4,310,800
United Internet AG, Registered(d)	114,803	4,775,398
Volkswagen AG	37,865	13,439,699
Vonovia SE	630,112	39,275,184
Zalando SE(a)(b)	194,898	20,741,518
		1,740,903,212
Ireland — 2.1%
CRH PLC	922,181	47,818,812
Flutter Entertainment PLC(a)	195,499	36,199,684
Kerry Group PLC, Class A	187,223	25,217,699
Kingspan Group PLC	181,995	17,024,054
Smurfit Kappa Group PLC	287,717	15,203,701
		141,463,950
Italy — 6.5%
Amplifon SpA	147,720	7,005,290
Assicurazioni Generali SpA	1,293,561	26,519,411
Atlantia SpA(a)(c)	584,156	11,453,549
CNH Industrial NV	1,195,769	20,603,262
DiaSorin SpA	29,716	5,236,596
Enel SpA	9,553,848	93,736,064
Eni SpA	2,964,723	36,287,490
Security	Shares	Value

Italy (continued)
Ferrari NV	148,065	$31,193,719
FinecoBank Banca Fineco SpA(a)	716,013	11,979,375
Infrastrutture Wireless Italiane SpA(b)	401,008	4,474,430
Intesa Sanpaolo SpA	19,400,425	57,136,365
Mediobanca Banca di Credito Finanziario SpA(a)	728,074	8,654,927
Moncler SpA	226,292	16,009,012
Nexi SpA(a)(b)	519,174	10,457,823
Poste Italiane SpA(b)	617,793	8,707,206
Prysmian SpA	299,944	10,318,942
Recordati Industria Chimica e Farmaceutica SpA	124,100	6,871,304
Snam SpA	2,370,012	13,880,785
Telecom Italia SpA/Milano	11,704,411	6,250,849
Tenaris SA	553,938	6,307,818
Terna SPA	1,657,398	12,620,013
UniCredit SpA	2,492,830	31,883,289
		437,587,519
Netherlands — 14.8%
ABN AMRO Bank NV, CVA(a)(b)	502,064	6,695,609
Adyen NV(a)(b)	23,172	53,298,028
Aegon NV	2,111,807	9,949,568
Akzo Nobel NV	226,061	29,055,340
ArcelorMittal SA(a)	842,021	27,644,071
Argenx SE(a)	53,992	14,768,372
ASM International NV	55,698	17,481,207
ASML Holding NV	492,764	329,832,309
Davide Campari-Milano NV	619,527	7,990,364
EXOR NV	127,867	10,927,734
Heineken Holding NV	134,588	13,542,352
Heineken NV	303,788	36,171,839
ING Groep NV	4,581,928	63,688,538
InPost SA(a)	234,930	4,694,349
JDE Peet’s NV(a)	89,975	3,537,847
Just Eat Takeaway.com NV(a)(b)	140,245	12,692,082
Koninklijke Ahold Delhaize NV	1,231,826	35,545,356
Koninklijke DSM NV	202,456	37,232,308
Koninklijke KPN NV	3,964,444	13,155,696
Koninklijke Philips NV	1,067,918	59,927,494
Koninklijke Vopak NV	81,151	3,827,664
NN Group NV	330,718	16,764,275
Prosus NV	572,520	59,356,946
QIAGEN NV(a)	271,437	13,319,392
Randstad NV	140,462	10,910,663
Stellantis NV	2,394,453	47,392,607
STMicroelectronics NV	802,193	29,933,421
Wolters Kluwer NV	314,238	30,063,478
		999,398,909
Portugal — 0.6%
EDP - Energias de Portugal SA	3,263,890	18,726,605
EDP Renovaveis SA	338,496	7,962,504
Galp Energia SGPS SA	596,174	7,399,541
Jeronimo Martins SGPS SA	297,681	5,746,401
		39,835,051
Spain — 7.6%
ACS Actividades de Construccion y Servicios SA	278,659	8,657,078
Aena SME SA(a)(b)	88,099	15,397,403
Amadeus IT Group SA(a)	529,268	39,769,147
Banco Bilbao Vizcaya Argentaria SA	7,844,593	49,091,426
Banco Santander SA	20,369,216	85,130,169
CaixaBank SA	5,242,727	17,952,102

Schedule of Investments (unaudited) (continued)	iShares® MSCI Eurozone ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Cellnex Telecom SA(b)	598,512	$35,777,023
Enagas SA	213,004	4,991,577
Endesa SA	375,313	10,203,068
Ferrovial SA	563,171	16,493,983
Grifols SA	352,529	9,804,184
Iberdrola SA	6,809,071	91,282,497
Industria de Diseno Textil SA	1,282,812	49,497,704
Naturgy Energy Group SA	343,273	8,966,408
Red Electrica Corp. SA	392,304	7,854,948
Repsol SA	1,758,548	23,440,287
Siemens Gamesa Renewable Energy SA(a)	281,831	9,232,524
Telefonica SA	5,860,776	28,782,598
		512,324,126
Switzerland — 0.2%
Siemens Energy AG(a)	466,961	14,798,305

United Kingdom — 0.2%
Coca-Cola Europacific Partners PLC	240,329	14,544,711

Total Common Stocks — 97.6%
(Cost: $6,258,010,088)		6,606,802,819

Preferred Stocks

Germany — 1.9%
Bayerische Motoren Werke AG, Preference Shares, NVS	66,367	5,985,184
Fuchs Petrolub SE, Preference Shares, NVS	82,310	4,153,306
Henkel AG & Co. KGaA, Preference Shares, NVS	208,806	23,862,578
Porsche Automobil Holding SE, Preference Shares, NVS	178,929	20,154,633
Sartorius AG, Preference Shares, NVS	31,637	15,644,713
Volkswagen AG, Preference Shares, NVS	217,998	60,611,660
		130,412,074
Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	7,073,023	4,037,558

Total Preferred Stocks — 2.0%
(Cost: $124,975,127)		134,449,632
Security	Shares	Value

Rights

Spain — 0.0%
Ferrovial SA (Expires 06/01/21)(a)(e)	507,036	$123,228

Total Rights — 0.0%
(Cost: $120,602)		123,228

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(f)(g)(h)	16,652,074	16,662,065
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	19,080,000	19,080,000
		35,742,065
Total Short-Term Investments — 0.5%
(Cost: $35,734,774)		35,742,065

Total Investments in Securities — 100.1%
(Cost: $6,418,840,591)		6,777,117,744

Other Assets, Less Liabilities — (0.1)%		(4,261,741)

Net Assets — 100.0%		$6,772,856,003

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period-end.

(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$89,475,081	$—		$(72,801,934	)(a)	$11,637	$(22,719)	$16,662,065	16,652,074	$310,963	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,650,000	17,430,000	(a)	—		—	—	19,080,000	19,080,000	4,413		—
						$11,637	$(22,719)	$35,742,065		$315,376		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Eurozone ETF
May 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	532	06/18/21	$26,177	$90,463

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$51,674,570	$6,555,128,249	$—	$6,606,802,819
Preferred Stocks	—	134,449,632	—	134,449,632
Rights	—	—	123,228	123,228
Money Market Funds	35,742,065	—	—	35,742,065
	$87,416,635	$6,689,577,881	$123,228	$6,777,117,744
Derivative financial instruments(a)
Assets
Futures Contracts	$90,463	$—	$—	$90,463

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4